Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. ASC 820 establishes a hierarchy for grouping assets and liabilities, based on the significance of inputs. The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
There are three levels of inputs that may be used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date;
Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; or
Level 3 - unobservable inputs for the asset or liability.
The estimated fair values of the Plan's assets measured on a recurring basis are determined using the market approach and are corroborated using third-party market data.
Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual funds: Valued at the daily closing net asset value (NAV) as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission (SEC). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective trust funds: Investments in the collective trust funds are valued at NAV, as provided by the trustee, which is used as a practical expedient to estimate fair value. The NAV is based on the fair value reported by the fund managers based on the underlying investments within each fund less its liabilities. The collective trust fund investments measured at NAV do not have publicly quoted prices. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the NAV. Participant transactions may occur daily. Due to the nature of these funds, there are no unfunded commitments or redemption restrictions.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the valuation methods are considered appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan's assets measured at fair value were as follows:

	Fair Value Measurements
	as of December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Assets:
Mutual funds	$92,238,589	$—	$—	$92,238,589
Common stock	10,145,135	—	—	10,145,135
Total assets in the fair value hierarchy	102,383,724	—	—	102,383,724
Collective trust fund investments measured at NAV (1)	—	—	—	109,864,940
Total assets measured at fair value	$102,383,724	$—	$—	$212,248,664
1.In accordance with ASC 820 - Fair Value, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the statement of net assets available for benefits.

	Fair Value Measurements
	as of December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Assets:
Mutual funds	$87,429,605	$—	$—	$87,429,605
Common stock	13,228,131	—	—	13,228,131
Total assets in the fair value hierarchy	100,657,736	—	—	100,657,736
Collective trust fund investments measured at NAV (1)	—	—	—	76,916,502
Total assets measured at fair value	$100,657,736	$—	$—	$177,574,238
1.In accordance with ASC 820 - Fair Value, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the statement of net assets available for benefits.